UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Reinaldo Pascual, Esq.

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E., Suite 2400

Atlanta, Georgia 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2012 - October 31, 2012

Item 1.   Reports to Stockholders.

SEMI-ANNUAL REPORT OCTOBER 31, 2012

THE HENSSLER EQUITY FUND 3735 CHEROKEE STREET KENNESAW, GEORGIA 30144 1-800-936-3863 WWW.HENSSLER.COM

SEMI-ANNUAL REPORT | OCTOBER 31, 2012

SHAREHOLDER LETTER
October 31, 2012 (Unaudited)

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Henssler Equity Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our website each quarter, we provide details on our top 10 holdings, industry allocation and other statistics. The website also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 14 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts on The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA*
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. The Fund’s prospectus is available, without charge, upon request by calling toll-free 1-800-936-3863. Please read and consider this information carefully before you invest or send money.

* CFA Institute mark is a trademark owned by the CFA Institute.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	1

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2012 (Unaudited)

The Henssler Equity Fund purchases high-quality, individual common stocks that are generally rated at least “A” by Value Line for financial strength, “A-” by Standard & Poor’s for earnings and dividend quality, or “2” by Value Line for safety. The greatest risk to many clients’ portfolios is the potential bankruptcy of any company whose stock they hold. Our firm’s strategy seeks to manage client risk by using established stock ratings to guide purchases.

While the third quarter and year-to-date performance was generally positive for equities, high quality stocks lagged. For example, 23% of the Dow Jones Industrial Average(1) stocks finished down in the quarter.

From a valuation perspective, we feel high-quality stocks are cheaper and offer more value going forward. Furthermore, at this stage in the cycle, the larger, high-quality names have greater operational leverage to take advantage of a re-acceleration of growth expected in the fourth quarter.

Currently, we are slightly defensive, with overweight positions in Consumer Staples and Healthcare, but we are high-quality growth focused as well, with overweight positions in Technology and Consumer Discretionary. We maintain an underweight position in Financials with a modest bank stock underweight.

Definitions of Valuations:

Standard & Poor’s Earnings & Dividend Rank - This is S&P’s computerized measure of common stocks based mainly on 10-year earnings and dividend performance (not to be confused with S&P debt ratings). Rankings are as follows: A+ Highest; A High; A- Above Average; B+ Average; B Below Average; B- Lower; C Lowest; D In Reorganization; NR No ranking

Value Line Financial Strength Rating - A relative measure of financial strength of the companies reviewed by Value Line. The relative ratings range from A++ (strongest) down to C (weakest), in nine steps.

Value Line Safety Rank - A measurement of potential risk associated with individual common stocks. The Safety Rank is computed by averaging Value Line’s Price Stability Index and the Financial strength Rating. Safety Ranks range from 1 (Highest) to 5 (Lowest). Conservative investors should try to limit their purchases to equities ranked 1 (Highest) and 2 (Above Average) for Safety.

(1)

The Dow Jones Industrial Average is a price-weighted average of thirty (30) industrial stocks that are recognized as leaders in the industry. Its wide recognition and familiarity warrant its inclusion. It is not an investment vehicle available for purchase.

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MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2012 (Unaudited)

Performance of Hypothetical $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to October 31, 2012

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

Average Annual Total Return

As of October 31, 2012

	One Year	Five Year	Ten Year	Since Inception	Investment Value Assuming $10,000 Investment at June 10, 1998(1)	Total Expense Ratio(3)

The Henssler Equity Fund – Investor Class	6.37%	0.18%	5.69%	4.43%	$18,670	1.27%

The S&P 500® Index(4)	15.21%	0.36%	6.91%	3.53%	$16,464

	One Month	Three Month	One Year	Since Inception	Investment Value Assuming $10,000 Investment at June 15, 2011(2)	Total Expense Ratio(3)

The Henssler Equity Fund – Institutional Class	-2.53%	0.00%	7.03%	4.90%	$10,681	0.77%

The S&P 500® Index(4)	-1.85%	2.96%	15.21%	10.64%	$11,496

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	3

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2012 (Unaudited)

(1)	The Henssler Equity Fund – Investor Class began operation on June 10, 1998.
(2)	The Henssler Equity Fund – Institutional Class began operation on June 15, 2011.
(3)

The Fund’s total expense ratio as of October 31, 2012. In The Fund’s prospectus dated August 28, 2012, the total expense ratio is 1.29% and 0.79%, for the Investor Class and Institutional Class respectively. The Fund bears a pro rata share of the fees and expenses of the other funds in which each fund invests (“Acquired Funds”). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

(4)

The S&P 500® Index by Standard and Poor’s Corp. is unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

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EXPENSES
October 31, 2012 (Unaudited)

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2012 to October 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	5

EXPENSES
October 31, 2012 (Unaudited)

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During period 5/1/12 to 10/31/12(1)	Expense Ratio(2)
Investor
Actual Fund Return	$1,000.00	$968.80	$6.25	1.26%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.85	$6.41	1.26%

Institutional
Actual Fund Return	$1,000.00	$972.30	$3.78	0.76%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%

(1)

Expenses are equal to The Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

(2)	Annualized.

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TOP TEN HOLDINGS & ASSET ALLOCATION
October 31, 2012 (Unaudited)

Top Ten Holdings* (Percentage of Total Net Assets)

Apple, Inc.	5.22%
Exxon Mobil Corp.	2.92%
International Business Machines Corp.	2.77%
Lorillard, Inc.	2.75%
PepsiCo, Inc.	2.74%
Altria Group, Inc.	2.71%
HJ Heinz Co.	2.59%
Oracle Corp.	2.44%
The Walt Disney Co.	2.42%
CVS Caremark Corp.	2.39%
28.95%

Asset Allocation* (Percentage of Total Net Assets)

Information Technology	21.93%
Consumer Staples	16.48%
Health Care	15.24%
Consumer Discretionary	13.32%
Energy	10.96%
Industrials	10.94%
Financials	7.91%
Exchange Traded Funds	2.17%
Net Cash & Cash Equivalents	1.05%
100.00%

* These allocations may not reflect the current or future position of The Fund.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	7

SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.78%

Consumer Discretionary - 13.32%
Auto Components - 2.01%
Johnson Controls, Inc.	70,500	$1,815,375
Magna International, Inc.	44,100	1,958,481

		3,773,856

Hotels, Restaurants & Leisure - 1.41%
McDonald’s Corp.	30,500	2,647,400

Household Durables - 1.11%
Tupperware Brands Corp.	35,500	2,098,050

Media - 2.42%
The Walt Disney Co.	92,825	4,554,923

Multiline Retail - 3.36%
Kohl’s Corp.	37,100	1,976,688
Target Corp.	68,000	4,335,000

		6,311,688

Specialty Retail - 0.98%
Advance Auto Parts, Inc.	26,000	1,844,440

Textiles, Apparel & Luxury Goods - 2.03%
VF Corp.	24,400	3,818,112

Total Consumer Discretionary		25,048,469

Consumer Staples - 16.48%
Beverages - 4.84%
Diageo PLC - Sponsored ADR	34,500	3,941,280
PepsiCo, Inc.	74,475	5,156,649

		9,097,929

Food & Staples Retailing - 3.59%
Casey’s General Stores, Inc.	43,500	2,242,425
CVS Caremark Corp.	97,000	4,500,800

		6,743,225

Food Products - 2.59%
HJ Heinz Co.	84,800	4,876,848

Tobacco - 5.46%
Altria Group, Inc.	160,100	5,091,180
Lorillard, Inc.	44,600	5,174,046

		10,265,226

Total Consumer Staples		30,983,228

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SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)

	Shares	Value

Energy - 10.96%
Energy Equipment & Services - 4.16%
Diamond Offshore Drilling, Inc.	54,040	$3,741,730
Halliburton Co.	126,000	4,068,540

		7,810,270

Oil, Gas & Consumable Fuels - 6.80%
Apache Corp.	42,800	3,541,700
Chevron Corp.	34,000	3,747,140
Exxon Mobil Corp.	60,314	5,498,827

		12,787,667

Total Energy		20,597,937

Financials - 7.91%
Capital Markets - 3.26%
Raymond James Financial, Inc.	80,100	3,055,014
The Goldman Sachs Group, Inc.	25,100	3,071,989

		6,127,003

Commercial Banks - 1.42%
PNC Financial Services Group, Inc.	46,000	2,676,740

Insurance - 1.64%
Aflac, Inc.	61,900	3,081,382

Real Estate Investment Trusts - 1.59%
Pennsylvania Real Estate Investment Trust	180,600	2,985,318

Total Financials		14,870,443

Health Care - 15.24%
Biotechnology - 2.15%
Celgene Corp.(1)	55,100	4,039,932

Health Care Equipment & Supplies - 2.19%
Covidien PLC	31,300	1,719,935
St. Jude Medical, Inc.	62,600	2,395,076

		4,115,011

Health Care Providers & Services - 5.05%
Aetna, Inc.	47,900	2,093,230
Cardinal Health, Inc.	47,300	1,945,449
Universal Health Services, Inc.	61,950	2,564,111
WellPoint, Inc.	47,100	2,886,288

		9,489,078

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	9

SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)

	Shares	Value

Life Science Tools & Services - 1.88%
Thermo Fisher Scientific, Inc.	58,000	$3,541,480

Pharmaceuticals - 3.97%
Abbott Laboratories	60,600	3,970,512
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	86,675	3,503,403

		7,473,915

Total Health Care		28,659,416

Industrials - 10.94%
Aerospace & Defense - 2.19%
Honeywell International, Inc.	29,500	1,806,580
The Boeing Co.	32,850	2,313,954

		4,120,534

Commercial Services & Supplies - 1.19%
Cintas Corp.	53,600	2,241,016

Construction & Engineering - 1.61%
Fluor Corp.	54,100	3,021,485

Industrial Conglomerates - 2.91%
Carlisle Cos., Inc.	32,800	1,822,040
General Electric Co.	173,035	3,644,117

		5,466,157

Machinery - 2.08%
Caterpillar, Inc.	19,900	1,687,719
Cummins, Inc.	23,800	2,227,204

		3,914,923

Road & Rail - 0.96%
Norfolk Southern Corp.	29,500	1,809,825

Total Industrials		20,573,940

Information Technology - 21.93%
Communications Equipment - 2.13%
QUALCOMM, Inc.	68,450	4,009,459

Computers & Peripherals - 7.38%
Apple, Inc.	16,500	9,819,150
EMC Corp.(1)	166,000	4,053,720

		13,872,870

IT Services - 6.54%
Accenture PLC - Class A	50,800	3,424,428
International Business Machines Corp.	26,785	5,210,486

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SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)

	Shares	Value

IT Services (continued)
Paychex, Inc.	113,000	$3,664,590

		12,299,504

Semiconductors & Semiconductor - 1.48%
Intel Corp.	128,500	2,778,812

Software - 4.40%
Microsoft Corp.	128,965	3,680,016
Oracle Corp.	147,950	4,593,848

		8,273,864

Total Information Technology		41,234,509

TOTAL COMMON STOCKS (COST $152,156,437)		181,967,942

EXCHANGE TRADED FUNDS - 2.17%
Materials Select Sector SPDR® Fund	113,420	4,081,986

TOTAL EXCHANGE TRADED FUNDS (COST $3,205,852)		4,081,986

SHORT TERM INVESTMENTS - 1.12%
Federated Prime Cash Obligations Fund - Institutional Shares, 7 - day Yield 0.14%	2,100,154	2,100,154

TOTAL SHORT TERM INVESTMENTS (COST $2,100,154)		2,100,154

TOTAL INVESTMENTS (100.07%) (COST $157,462,443)		188,150,082

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.07%)		(135,668)

NET ASSETS (100.00%)		$188,014,414

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

SPDR - Standard & Poor’s 500 Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	11

STATEMENT OF ASSETS & LIABILITIES
October 31, 2012 (Unaudited)

ASSETS:
Investments, at value (Cost $ 157,462,443)	$188,150,082
Receivables:
Fund shares sold	50,301
Dividends	247,606
Prepaid and other assets	14,107

Total Assets	188,462,096

LIABILITIES:
Payables:
Fund shares redeemed	248,793
Operating service fees due to adviser	100,380
Advisory fees due to adviser	82,043
Officers’ fees	6,632
Directors’ fees	9,834

Total Liabilities	447,682

Net Assets	$188,014,414

NET ASSETS CONSIST OF:
Common Stock	$1,231
Paid-in capital	135,537,421
Accumulated undistributed net investment income	2,281,668
Accumulated net realized gain on investments	19,506,455
Net unrealized appreciation on investments	30,687,639

Net Assets	$188,014,414

Investor Class:
Net Asset Value, offering and redemption price per share	$15.24
Net Assets	$154,592,972
Shares of common stock outstanding of $ 0.0001 value per share, 100,000,000 shares authorized (Note 1)	10,143,942

Institutional Class:
Net Asset Value, offering and redemption price per share	$15.42
Net Assets	$33,421,442
Shares of common stock outstanding of $ 0.0001 value per share, 100,000,000 shares authorized (Note 1)	2,167,802

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $13,716)	$2,219,821

Total Investment Income	2,219,821

EXPENSES:
Operating service fees
Investor Class	557,887
Institutional Class	39,087
Advisory fees	496,208
CCO compensation fees	31,081
Insurance fees	10,872
Directors’ fees	18,203
Miscellaneous fees	1,355

Total Expenses	1,154,693

Net Investment Income	1,065,128

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	17,456,476
Net change in unrealized depreciation on investments	(24,806,932)

Net realized and unrealized loss on investments	(7,350,456)

Net Decrease in Net Assets Resulting from Operations	$(6,285,328)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	13

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
FROM OPERATIONS:
Net investment income	$1,065,128	$1,672,272
Net realized gain on investments	17,456,476	2,224,788
Net change in unrealized appreciation/(depreciation) on investments	(24,806,932)	3,443,369
Net Increase/(Decrease) in Net Assets From Operations	(6,285,328)	7,340,429

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	–	(1,224,534)
Institutional Class	–	(175,468)
From net realized gains on investments
Investor Class	–	(40,549)
Institutional Class	–	(9,969)
Total Distributions	–	(1,450,520)

CAPITAL SHARE TRANSACTIONS (Note 3):
Investor Class
Shares sold	8,459,791	23,282,027
Shares issued in reinvestment of distributions	–	1,155,544
Cost of shares redeemed	(12,495,353)	(50,883,970)
Net decrease from share transactions	(4,035,562)	(26,446,399)

Institutional Class
Shares sold	1,451,872	40,139,677
Shares issued in reinvestment of distributions	–	185,439
Cost of shares redeemed	(11,581,445)	(2,052,066)
Net increase/(decrease) from share transactions	(10,129,573)	38,273,050

Net increase/(decrease) in Net Assets From Capital Share Transactions	(14,165,135)	11,826,651

Net Increase/(Decrease) in Net Assets	(20,450,463)	17,716,560

NET ASSETS:
Beginning of period	208,464,877	190,748,317
End of period*	$188,014,414	$208,464,877

*Includes Accumulated Undistributed Net Investment Income of:	$2,281,668	$1,216,540

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock  outstanding throughout each period presented.

	Investor Class

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$15.73	$15.59	$13.90	$10.14	$15.05	$16.22

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08	0.12	0.08	0.07	0.11	0.07
Net realized and unrealized gain/(loss) on investments	(0.57)	0.14	1.67	3.77	(4.85)	0.27
Total Income/(Loss) from Investment Operations	(0.49)	0.26	1.75	3.84	(4.74)	0.34

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(0.12)	(0.06)	(0.08)	(0.01)	(0.06)
From net realized gains on investments	–	(0.00)(2)	–	–	(0.16)	(1.45)
Total Distributions	–	(0.12)	(0.06)	(0.08)	(0.17)	(1.51)
Net Asset Value - End of Period	$15.24	$15.73	$15.59	$13.90	$10.14	$15.05

Total Return	(3.12)%(3)	1.76%	12.65%	37.98%	(31.49)%	1.94%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$154,593	$163,713	$190,748	$155,688	$82,194	$110,630
Ratios of expenses to average net assets	1.26%(4)	1.27%	1.27%	1.28%	1.29%	1.28%
Ratio of net investment income to average net assets	0.98%(4)	0.83%	0.59%	0.61%	0.91%	0.42%
Portfolio turnover rate	63%(3)	43%(5)	24%	15%	35%	53%

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	Less than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated at The Fund level and represents the year ended April 30, 2012.

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	15

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Institutional Class

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Period June 15, 2011 (Inception) to April 30, 2012
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$15.86	$14.51

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.11	0.18
Net realized and unrealized gain/(loss) on investments	(0.55)	1.24
Total Income/(Loss) from Investment Operations	(0.44)	1.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(0.07)
From net realized gains on investments	–	(0.00)(2)
Total Distributions	–	(0.07)
Net Asset Value - End of Period	$15.42	$15.86

Total Return	(2.77)%(3)	9.86%(4)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$33,421	$44,752
Ratios of expenses to average net assets	0.76%(4)	0.77%(4)
Ratio of net investment income to average net assets	1.47%(4)	1.35%(4)
Portfolio turnover rate	63%(3)	43%(5)

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	Less than $(0.005) per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated at The Fund level and represents the year ended April 30, 2012.

The accompanying notes are an integral part of these financial statements.

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) is incorporated under the laws of the state of Maryland, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	17

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the six months ended October 31, 2012, management has concluded that The Fund has taken no uncertain tax positions that require adjustment to the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, The Fund did not incur any interest or penalties. The Fund files income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Maryland. Each of The Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that The Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including The Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value investments as of October 31, 2012:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$181,967,942	$–	$–	$181,967,942
Exchange Traded Funds	4,081,986	–	–	4,081,986
Short Term Investments	2,100,154	–	–	2,100,154

TOTAL	$188,150,082	$–	$–	$ 188,150,082

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the six months ended October 31, 2012.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the six months ended October 31, 2012, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	19

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012

Investor Class:
Shares Sold	553,641	1,577,288
Shares Issued in Reinvestment of Distributions	–	82,775
Less Shares Redeemed	(814,823)	(3,490,587)

Net Decrease in Shares	(261,182)	(1,830,524)

Institutional Class:
Shares Sold	95,938	2,948,762
Shares Issued in Reinvestment of Distributions	–	13,198
Less Shares Redeemed	(750,188)	(139,908)

Net Increase/(Decrease) in Shares	(654,250)	2,822,052

4. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short - term securities at October 31, 2012 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$34,007,321
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(3,342,141)

Net unrealized appreciation	$30,665,180

Tax Cost	$157,484,902

The differences between book and tax net unrealized appreciation are primarily attributable to wash sale loss deferrals.

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund. For the fiscal year ended April 30, 2012, The Fund did not record any reclassifications because of permanent book to tax differences.

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NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Fund did not pay any distributions during the six months ended October 31, 2012. The tax character of the distributions paid by The Fund for the fiscal year ended April 30, 2012, were as follows:

Distributions paid from:	2012
Ordinary Income	$1,400,002
Long Term Capital Gain	50,518
Total	$1,450,520

Capital Loss Carryforwards

As of April 30, 2012, The Fund did not have any capital loss carryforwards outstanding.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. The amounts of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. The Fund’s independent directors are each paid an annual fee of $12,000 per year, together with such directors’ actual out-of-pocket expenses associated with attendance at meetings. The annual fees are payable in four equal quarterly installments and are paid as of each quarterly meeting of the Board of Directors of The Fund. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Investor Class and 0.20% for the Institutional Class as applied to The Classes’ daily net assets. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	21

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

Certain directors and officers of The Fund are directors and officers of the Adviser.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the six months ended October 31, 2012, were as follows:

Purchases	$121,263,896
Sales	$134,791,144

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2012, the following entities owned beneficially 25% or greater of The Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Class	Name	Percentage
Investor	Taynik & Co.	39.16%
Institutional	Massachusetts Mutual Life Insurance	76.29%

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ADDITIONAL INFORMATION
October 31, 2012 (Unaudited)

1. N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2. PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at
 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

3. DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund is included in the Company’s Annual Report for the fiscal year ended April 30, 2012. Directors who are not deemed to be “interested persons” of The Fund, as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about The Fund’s Board of Directors and is available, without charge, upon request by calling toll-free
1-800-936-3863.

4. REVIEW AND APPROVAL OF CONTINUANCE OF ADVISORY, OPERATING

SERVICES AND DISTRIBUTION AGREEMENTS

The Independent Directors of The Fund met on June 15, 2012, to review the Advisory Agreement and various information requested from and provided by the Adviser. The Board then discussed the factors considered by the Independent Directors including, without limitation, the following:

(i)

The nature, extent and quality of the services provided by the Adviser. In this regard, the Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Advisory and Operating Services Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for The Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of The Fund. The Board considered

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	23

ADDITIONAL INFORMATION
October 31, 2012 (Unaudited)

that the Adviser provides or arranges for the provision of, transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for The Fund’s operation. The Board also considered the Adviser’s operational capabilities and resources, and its experience in serving as investment adviser to The Fund. In particular, the Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered that the Adviser provides, at its own expense, office facilities and equipment for use by The Fund and supervisory personnel responsible for supervising and monitoring The Fund’s service providers. The Board also considered that the Adviser pays for the compensation of officers of The Fund who are also officers or employees of the Adviser, except as may otherwise be determined by the Board.

(ii)

The investment performance of The Fund and Adviser. The Board reviewed the performance of The Fund in comparison to The Fund’s peer group as classified by Lipper. The Board also considered the consistency of the Adviser’s management of The Fund with The Fund’s investment objective and policies and the long-term performance of The Fund. The Board discussed that the performance on The Fund is currently below other comparable funds in the same category and usually performs better during a down market. However, the Board determined that the Adviser has not changed its strategy for The Fund and made investment decisions that were in line with the stated objectives and goals of The Fund.

(iii)

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with The Fund. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition and resources of the Adviser and the level of commitment to The Fund and the Adviser by the principals of the Adviser; the asset levels of The Fund, and the overall actual expenses of The Fund relative to the fees received by the Adviser under both the Advisory and Operating Agreements. The Board compared the fees and expenses of The Fund to other funds in its peer group in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. The Board also discussed the overall profitability of the Adviser in managing The Fund, and took into consideration the direct and indirect benefits to the Adviser from advising The Fund. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by The Fund were fair and reasonable. The Board also concluded that the Adviser’s profit from managing The Fund would likely not be excessive and, after discussing relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support The Fund.

(iv)

The extent to which economies of scale would be realized as The Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of The Fund’s investors. In this regard, the Board considered The Fund’s fee arrangements with the Adviser, The Fund’s fee arrangements with other service providers and whether economies of scale would be realized by The Fund at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board determined that with the history of The Fund since inception, and in consideration of an operating service arrangement in which the

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ADDITIONAL INFORMATION
October 31, 2012 (Unaudited)

Adviser is responsible for Fund operating expenses, The Fund’s fee arrangement with the Adviser continues to benefit The Fund’s investors, and it would be premature to consider potential changes, if any, to the fee structure.

Having considered (1) the nature, extent and quality of the services to be provided and the investment performance of The Fund and the portfolio manager, (2) the investment performance of The Fund and the Adviser, (3) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with The Fund, (4) the extent to which economies of scale will be realized as The Fund grows and whether fee levels reflect those economies of scale, as discussed more fully above. The Directors, the majority of whom are Independent Directors under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012	25

                    ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

        DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

        CUSTODIAN

Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

    AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

INDEPENDENT REGISTERED

        PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway

Suite 1100

Westlake, Ohio 44145-1594

        LEGAL COUNSEL

Paul Hastings, LLP

600 Peachtree Street NE

Suite 2400

Atlanta, Georgia 30308

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
(Principal Executive Officer)
President

Date:	January 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler (Principal Executive Officer)
President

Date:	January 7, 2013

By:	/s/ Patricia T. Henssler
(Principal Financial Officer)

Date:	January 7, 2013